Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Directors’ fees													$ 677	$ 691	$ 735
Earnings before income taxes	$ 10,694	$ 10,438	$ 11,386	$ 10,362	$ 10,120	$ 11,095	$ 10,162	$ 9,097	$ 8,720	$ 9,862	$ 9,889	$ 9,154	42,880	40,474	37,625
Federal income tax benefits													(19,354)	(14,841)	(13,762)
Net earnings	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	23,526	25,633	23,863
Wilson Bank Holding Company [Member]
Expenses:
Directors’ fees													334	327	350
Other													805	194	152
Earnings before income taxes													(1,139)	(521)	(502)
Federal income tax benefits													359	169	198
Non-interest expense													(780)	(352)	(304)
Equity in undistributed earnings of commercial bank subsidiary													24,306	25,985	24,167
Net earnings													$ 23,526	$ 25,633	$ 23,863